ING Equity Trust

ING Equity Dividend Fund

ING Growth Opportunities Fund

ING MidCap Opportunities Fund

ING Real Estate Fund

ING SmallCap Opportunities Fund

ING Value Choice Fund

Supplement dated March 21, 2011

to the Class A, Class B, Class C, Class I, Class O, and Class W shares

Statement of Additional Information (“SAI”) dated September 30, 2010

Effective immediately, the following is added before the last paragraph in the section entitled “Cross-Transactions” on page 106 of the SAI:

For the fiscal years ended May 31, 2010, 2009, and 2008, the Funds did not use affiliated brokers to execute portfolio transactions.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE